Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
4.	INVESTMENTS

As of December 31, 2023 and 2022, investments consisted of the following:

	As of December 31,
	2023		2022
	Amortized Cost(1)	Fair Value	Amortized Cost(1)	Fair Value
First lien senior secured loans	$2,374,887	$2,391,750	$108,669	$108,429
Second lien senior secured loans	43,237	43,771	—	—
Senior subordinated loans	61,619	62,483	—	—
Collateralized loan obligations	28,606	28,781	—	—
Preferred equity	39,500	41,033	—	—
Other equity	8,935	9,740	100	100
Total	$2,556,784	$2,577,558	$108,769	$108,529
(1)	The amortized cost represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest or dividends.

The Fund uses Global Industry Classification Standards for classifying the industry groupings of its portfolio companies. The industrial and geographic compositions of the Fund’s portfolio at fair value as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022
Industry
Software and Services	20.4%	14.6%
Health Care Services	12.2	9.7
Consumer Services	10.5	20.3
Capital Goods	10.4	13.7
Insurance Services	7.5	7.3
Financial Services	7.1	3.3
Commercial and Professional Services	5.5	4.6
Media and Entertainment	4.4	3.6
Pharmaceuticals, Biotechnology and Life Sciences	4.0	3.6
Food and Beverage	2.7	2.3
Retailing and Distribution	2.7	2.3
Automobiles and Components	1.8	1.6
Materials	1.6	4.9
Household and Personal Products	1.4	—
Telecommunication Services	1.4	0.4
Other	6.4	7.8
Total	100.0%	100.0%

	As of December 31,
	2023	2022
Geographic Region
United States	91.5%	94.9%
Europe	5.0	2.5
Canada	2.3	1.9
Bermuda/Cayman Islands	0.7	0.7
Other	0.5	—
Total	100.0%	100.0%

As of December 31, 2023 and 2022, none of the loans were on non-accrual status.